Schedule of Investments (unaudited)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.2%
Aerospace Industrial Development Corp.	58,000	$ 112,756
BAE Systems PLC	44,837	570,675
Embraer SA(a)	7,273	28,522
Saab AB, Class B	26,322	1,387,542
Textron, Inc.	419	32,560
Thales SA	5,480	799,145
		2,931,200
Air Freight & Logistics — 0.1%
CJ Logistics Corp.	10,706	638,548
FedEx Corp.	739	192,894
Hyundai Glovis Co. Ltd.	616	80,321
JD Logistics, Inc.(a)(b)	20,800	27,726
Nippon Express Holdings, Inc.	7,300	379,085
		1,318,574
Automobile Components — 0.1%
Fuyao Glass Industry Group Co. Ltd., Class H(b)	15,600	70,588
HL Mando Co. Ltd.	1,057	33,462
Hyundai Mobis Co. Ltd.	524	91,483
Hyundai Wia Corp.	871	37,903
Lear Corp.	4,048	583,276
Tong Yang Industry Co. Ltd.	12,000	25,490
Valeo SE	4,123	80,144
Visteon Corp.(a)	366	50,973
		973,319
Automobiles — 2.1%
BYD Co. Ltd., Class A	161,900	5,552,859
BYD Co. Ltd., Class H	17,000	533,982
Ford Motor Co.	155,875	1,890,764
Geely Automobile Holdings Ltd.	502,000	623,171
General Motors Co.	217,863	7,300,589
Mercedes-Benz Group AG, Class N	100,432	7,349,087
Renault SA	2,359	95,184
Tesla, Inc.(a)	34,275	8,845,692
Yadea Group Holdings Ltd.(b)	70,000	134,585
		32,325,913
Banks — 3.5%
ABN AMRO Bank NV, CVA(b)	7,955	117,017
Banco Bilbao Vizcaya Argentaria SA	352,990	2,785,051
Bancolombia SA	6,422	45,686
Bank Central Asia Tbk PT	2,142,400	1,289,737
Bank Hapoalim BM	3,750	31,047
Bank Negara Indonesia Persero Tbk PT	213,100	128,330
Bank of America Corp.	328,952	9,431,054
Bank of Nova Scotia	30,590	1,451,621
Bank Polska Kasa Opieki SA	9,895	258,319
Bank Rakyat Indonesia Persero Tbk PT	1,163,400	423,822
Barclays PLC	310,539	578,428
BAWAG Group AG(b)	12,006	565,635
Canadian Imperial Bank of Commerce	10,632	421,283
Chang Hwa Commercial Bank Ltd.	46,125	25,032
China Merchants Bank Co. Ltd., Class H	95,000	376,183
Citigroup, Inc.	58,051	2,396,926
Commonwealth Bank of Australia	1,483	97,696
CTBC Financial Holding Co. Ltd.	50,000	37,371
DBS Group Holdings Ltd.	25,400	625,187
DNB Bank ASA	141,999	2,806,831
E.Sun Financial Holding Co. Ltd.	152,491	116,947
Erste Group Bank AG	3,765	134,312
First Financial Holding Co. Ltd.	38,110	31,453
Security	Shares	Value
Banks (continued)
Grupo Financiero Banorte SAB de CV, Class O	77,276	$ 655,943
Hana Financial Group, Inc.	4,797	143,347
Industrial & Commercial Bank of China Ltd., Class H	189,000	86,652
ING Groep NV	507,550	7,191,478
Intesa Sanpaolo SpA	1,031,481	2,754,467
Israel Discount Bank Ltd., Class A	9,080	45,413
JPMorgan Chase & Co.	7,806	1,142,252
KakaoBank Corp.	3,365	66,936
KB Financial Group, Inc.	4,915	200,219
Lloyds Banking Group PLC	44,256	23,644
Mediobanca Banca di Credito Finanziario SpA	35,738	466,544
Mitsubishi UFJ Financial Group, Inc.	322,900	2,575,993
Mizuho Financial Group, Inc.	118,900	1,959,356
National Australia Bank Ltd.	123,684	2,305,035
NatWest Group PLC	80,619	234,447
Postal Savings Bank of China Co. Ltd., Class H(b)	51,000	25,155
Shanghai Commercial & Savings Bank Ltd.	16,099	21,532
Shinhan Financial Group Co. Ltd.	2,859	76,797
Société Générale SA	62,100	1,759,365
Standard Chartered PLC	16,097	144,836
Swedbank AB, A Shares	288,106	5,098,821
Taiwan Cooperative Financial Holding Co. Ltd.	113,400	93,452
UniCredit SpA	73,312	1,786,109
Wells Fargo & Co.	6,494	268,137
		53,300,898
Beverages — 1.5%
Ambev SA	97,043	270,824
Arca Continental SAB de CV	13,777	134,534
Budweiser Brewing Co. APAC Ltd.(b)	267,700	579,690
China Resources Beer Holdings Co. Ltd.	14,000	82,199
Coca-Cola Co.	145,330	8,695,094
Coca-Cola Femsa SAB de CV	32,982	279,904
Kirin Holdings Co. Ltd.	117,600	1,651,017
Molson Coors Beverage Co., Class B	3,019	191,676
PepsiCo, Inc.	48,336	8,599,941
Pernod Ricard SA	12,476	2,448,460
Remy Cointreau SA	483	74,717
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	3,600	119,798
Tsingtao Brewery Co. Ltd., Class H	6,000	49,894
		23,177,748
Biotechnology — 0.9%
3SBio, Inc.(b)	295,000	246,700
AbbVie, Inc.	23,718	3,485,597
Akeso, Inc., Class B(a)(b)	7,000	30,745
Alkermes PLC(a)	902	26,329
Amgen, Inc.	9,069	2,324,748
BeiGene Ltd.(a)	2,500	40,105
Biogen, Inc.(a)	304	81,278
BioMarin Pharmaceutical, Inc.(a)	1,809	165,306
Celltrion, Inc.	458	49,842
CSL Ltd.	4,119	727,411
Exact Sciences Corp.(a)(c)	2,528	211,518
Genmab A/S(a)	2,114	809,948
Gilead Sciences, Inc.	11,856	906,747
Incyte Corp.(a)	9,300	600,129
Innovent Biologics, Inc.(a)(b)	59,500	266,093
Moderna, Inc.(a)	778	87,969
Neurocrine Biosciences, Inc.(a)	5,426	590,837
PharmaEssentia Corp.(a)	1,000	11,230
Regeneron Pharmaceuticals, Inc.(a)	970	801,695

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Shanghai Junshi Biosciences Co. Ltd., Class H(a)(b)	21,400	$ 58,400
Vertex Pharmaceuticals, Inc.(a)	4,790	1,668,549
		13,191,176
Broadline Retail — 2.4%
Alibaba Group Holding Ltd.(a)	282,400	3,277,576
Amazon.com, Inc.(a)	176,734	24,391,059
eBay, Inc.	156,736	7,018,638
Etsy, Inc.(a)	19,890	1,463,307
JD.com, Inc., Class A	27,350	454,232
MercadoLibre, Inc.(a)	264	362,303
momo.com, Inc.	2,200	35,884
Poya International Co. Ltd.	4,040	61,564
Shinsegae, Inc.	720	110,424
Woolworths Holdings Ltd.	7,666	30,112
		37,205,099
Building Products — 0.1%
Belimo Holding AG, Registered Shares	314	165,164
Johnson Controls International PLC	3,799	224,369
Owens Corning	2,472	355,746
Trane Technologies PLC	6,034	1,238,539
		1,983,818
Capital Markets — 1.5%
Bank of New York Mellon Corp.	33,907	1,521,407
Deutsche Bank AG, Registered Shares	49,054	533,647
Haitong Securities Co. Ltd., Class H	34,400	21,344
Macquarie Group Ltd.	41,067	4,695,214
Moody’s Corp.	21,877	7,368,174
MSCI, Inc., Class A	750	407,715
Nasdaq, Inc.	8,004	420,050
S&P Global, Inc.	20,708	8,093,929
		23,061,480
Chemicals — 0.6%
BASF SE	993	50,263
Croda International PLC	3,201	223,551
DuPont de Nemours, Inc.	17,675	1,359,031
Ecolab, Inc.	1,986	365,047
Hanwha Solutions Corp.(a)	10,347	284,799
Jinan Acetate Chemical Co. Ltd.	6,271	183,481
KCC Corp.	729	120,339
Kolon Industries, Inc.	826	31,701
LG Chem Ltd.	945	416,091
LyondellBasell Industries NV, Class A	1,038	102,523
Nitto Denko Corp.	4,100	279,712
Novozymes A/S, B Shares	66,782	2,890,712
Shanghai Putailai New Energy Technology Co. Ltd., Class A	68,605	308,525
Sherwin-Williams Co.	2,224	604,305
SK IE Technology Co. Ltd.(a)(b)	895	61,027
SKC Co. Ltd.	344	23,772
Skshu Paint Co. Ltd., Class A(a)	2,220	23,022
Solvay SA	7,217	835,711
Sumitomo Chemical Co. Ltd.	237,700	658,031
		8,821,643
Commercial Services & Supplies — 0.1%
Republic Services, Inc.	5,276	760,430
Tetra Tech, Inc.	5,637	886,982
		1,647,412
Communications Equipment — 0.2%
Accton Technology Corp.	12,000	178,972
BYD Electronic International Co. Ltd.	11,500	53,262
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	37,226	$ 2,134,911
Sercomm Corp.	22,000	83,602
Wistron NeWeb Corp.	30,000	125,718
Zhongji Innolight Co. Ltd., Class A	3,500	55,123
ZTE Corp., Class A	52,800	257,004
ZTE Corp., Class H	86,800	279,358
		3,167,950
Construction & Engineering — 0.8%
AECOM	69,770	6,122,318
China State Construction Engineering Corp. Ltd., Class A	35,300	27,302
Daewoo Engineering & Construction Co. Ltd.(a)	33,024	114,773
DL E&C Co. Ltd.	1,022	23,936
Eiffage SA	3,358	331,881
EMCOR Group, Inc.	9,608	2,154,594
Fluor Corp.(a)	1,366	47,796
Hyundai Engineering & Construction Co. Ltd.	2,055	55,119
JGC Holdings Corp.	12,200	162,877
Stantec, Inc.	47,316	3,160,703
Worley Ltd.	7,493	84,252
		12,285,551
Construction Materials — 0.0%
Taiwan Cement Corp.	22,000	24,119
Consumer Finance — 0.4%
American Express Co.	30,059	4,749,021
Lufax Holding Ltd., ADR	6,549	7,924
Synchrony Financial	54,938	1,773,399
		6,530,344
Consumer Staples Distribution & Retail — 1.4%
Cia Brasileira de Distribuicao(a)	8,897	8,893
Coles Group Ltd.	4,838	50,903
Empire Co. Ltd.	7,821	203,744
Kroger Co.	25,009	1,160,168
Lawson, Inc.	48,700	2,324,504
Marks & Spencer Group PLC(a)	74,188	212,786
Metro, Inc.	6,682	344,386
Ping An Healthcare and Technology Co. Ltd.(a)(b)	5,600	13,978
Sendas Distribuidora SA	27,772	64,999
Shoprite Holdings Ltd.	11,905	166,317
Target Corp.	18,298	2,315,612
Tesco PLC	191,845	645,421
Tsuruha Holdings, Inc.	44,300	3,241,070
Walmart, Inc.	62,143	10,105,073
		20,857,854
Containers & Packaging — 0.0%
AptarGroup, Inc.	3,004	398,210
Diversified Consumer Services — 0.0%
Cogna Educacao(a)	1,054,950	626,317
New Oriental Education & Technology Group, Inc.(a)	16,300	88,432
YDUQS Participacoes SA	34,512	141,824
		856,573
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG, Registered Shares	22,828	488,600
Koninklijke KPN NV	37,731	132,036
Nippon Telegraph & Telephone Corp.	1,917,900	2,214,476
Telkom Indonesia Persero Tbk PT	1,260,700	308,164
		3,143,276
Electric Utilities — 0.5%
Acciona SA	3,403	486,352

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
CPFL Energia SA	35,121	$ 243,192
Enel SpA	800,594	5,375,848
Energisa SA	11,257	105,363
Iberdrola SA	15,245	180,847
NextEra Energy, Inc.	8,209	548,361
SSE PLC	13,791	283,394
Terna - Rete Elettrica Nazionale	6,890	56,819
		7,280,176
Electrical Equipment — 0.9%
ABB Ltd., Registered Shares	194,268	7,387,670
AMETEK, Inc.	6,250	996,938
Bizlink Holding, Inc.	14,851	116,165
Chung-Hsin Electric & Machinery Manufacturing Corp.	9,000	32,054
Contemporary Amperex Technology Co. Ltd., Class A	53,080	1,724,201
Goldwind Science & Technology Co. Ltd., Class A	377,000	491,853
Guangzhou Great Power Energy & Technology Co. Ltd., Class A(a)	20,500	100,850
Legrand SA	3,151	310,435
LS Electric Co. Ltd.	1,569	118,300
Nordex SE(a)	11,054	132,175
Schneider Electric SE	5,147	882,239
Shenzhen Kstar Science And Technology Co. Ltd., Class A	45,400	189,036
Signify NV(b)	17,331	489,901
Sunwoda Electronic Co. Ltd., Class A	22,900	49,828
Voltronic Power Technology Corp.	1,000	45,388
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	77,000	40,390
		13,107,423
Electronic Equipment, Instruments & Components — 0.4%
Chroma ATE, Inc.	28,000	244,940
Delta Electronics, Inc.	82,000	886,166
FLEXium Interconnect, Inc.	18,000	51,284
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	59,200	133,381
Keysight Technologies, Inc.(a)	19,899	2,652,537
KH Vatec Co. Ltd.	2,585	29,368
Omron Corp.	18,900	911,972
Primax Electronics Ltd.	52,000	107,994
Shimadzu Corp.	7,700	226,278
Sinbon Electronics Co. Ltd.	4,000	38,860
Spectris PLC	10,215	429,687
Sunny Optical Technology Group Co. Ltd.	2,400	19,596
Tripod Technology Corp.	6,000	35,536
		5,767,599
Energy Equipment & Services — 0.0%
ARC Resources Ltd.	16,938	258,357
Tenaris SA	8,679	138,602
		396,959
Entertainment — 0.5%
CJ ENM Co. Ltd.(a)	633	27,852
Electronic Arts, Inc.	34,008	4,080,280
NCSoft Corp.	348	66,116
NetEase, Inc.	3,000	62,153
Nintendo Co. Ltd.	58,100	2,491,147
Spotify Technology SA(a)	2,596	399,706
Security	Shares	Value
Entertainment (continued)
Studio Dragon Corp.(a)	800	$ 31,204
Toho Co. Ltd	15,500	590,778
		7,749,236
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)	13,079	4,711,056
Block, Inc., Class A(a)	18,457	1,064,046
Chailease Holding Co. Ltd.	13,260	73,917
Cielo SA	335,817	253,623
FirstRand Ltd.	49,744	193,276
Groupe Bruxelles Lambert NV	5,048	406,482
Mastercard, Inc., Class A	28,513	11,765,604
Sofina SA	82	18,423
StoneCo Ltd., Class A(a)	23,817	291,996
Visa, Inc., Class A	22,145	5,440,584
		24,219,007
Food Products — 1.2%
BRF SA(a)	172,094	311,726
Chocoladefabriken Lindt & Spruengli AG, NVS	38	454,206
General Mills, Inc.	84,970	5,749,070
Grupo Bimbo SAB de CV, Series A	28,229	138,889
Minerva SA	14,766	25,226
Nestlé SA, Registered Shares	89,708	10,786,438
Nissin Foods Holdings Co. Ltd.	400	34,933
Tingyi Cayman Islands Holding Corp.	66,000	96,908
Uni-President China Holdings Ltd.	131,000	96,884
Want Want China Holdings Ltd.	47,000	31,085
		17,725,365
Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	1,900	14,907
Perusahaan Gas Negara Tbk PT	1,340,900	120,969
		135,876
Ground Transportation — 0.3%
Localiza Rent a Car SA	54,561	697,651
Uber Technologies, Inc.(a)	77,510	3,660,797
		4,358,448
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.(a)	885	327,574
Boston Scientific Corp.(a)	151,037	8,146,936
Edwards Lifesciences Corp.(a)	18,871	1,443,066
Medtronic PLC	37,452	3,052,338
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,200	81,703
Stryker Corp.	23,177	6,571,838
Zimmer Biomet Holdings, Inc.	1,210	144,135
		19,767,590
Health Care Providers & Services — 1.2%
Cigna Group	4,874	1,346,491
CVS Health Corp.	60,682	3,954,646
Elevance Health, Inc.	11,361	5,021,676
Fleury SA	167,664	498,044
Humana, Inc.	1,711	789,849
McKesson Corp.	976	402,424
Qualicorp Consultoria e Corretora de Seguros SA	130,057	92,972
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	55,700	91,578
Sinopharm Group Co. Ltd., Class H	64,000	185,723
UnitedHealth Group, Inc.	13,993	6,668,784
		19,052,187

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Technology — 0.0%
Teladoc Health, Inc.(a)	16,443	$ 372,269
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	170
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV(a)	174,398	615,950
Aristocrat Leisure Ltd.	164,672	4,347,027
Booking Holdings, Inc.(a)	270	838,358
Boyd Gaming Corp.	615	41,125
Domino’s Pizza, Inc.	5	1,937
InterContinental Hotels Group PLC	8,773	659,865
MakeMyTrip Ltd.(a)	11,881	471,200
McDonald’s Corp.	11,185	3,144,663
Meituan, Class B(a)(b)	49,170	813,722
Royal Caribbean Cruises Ltd.(a)	4,025	398,234
Travel + Leisure Co.	33,740	1,356,348
Trip.com Group Ltd.(a)	15,581	613,673
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	79,000	38,179
Yum China Holdings, Inc.	5,083	272,906
Yum! Brands, Inc.	6,659	861,541
		14,474,728
Household Durables — 0.1%
Barratt Developments PLC	134,282	769,768
Bellway PLC	2,427	65,672
DR Horton, Inc.	4,696	558,918
Electrolux AB, Class B	1,563	17,189
Gree Electric Appliances, Inc. of Zhuhai, Class A	76,400	375,765
Lennar Corp., Class A	2,089	248,779
Nikon Corp.	3,400	36,670
Sekisui House Ltd.	5,300	108,011
Taylor Wimpey PLC	20,611	29,787
		2,210,559
Household Products — 0.2%
Colgate-Palmolive Co.	34,601	2,542,135
Independent Power and Renewable Electricity Producers — 0.0%
Auren Energia SA	31,539	87,891
CECEP Solar Energy Co. Ltd., Class A	33,500	27,733
China Datang Corp. Renewable Power Co. Ltd., Class H	58,000	14,424
Drax Group PLC	47,725	333,728
		463,776
Industrial Conglomerates — 1.5%
3M Co.	58,720	6,263,662
Doosan Co. Ltd.	717	63,696
General Electric Co.	24,374	2,789,848
Honeywell International, Inc.	44,066	8,281,764
Samsung C&T Corp.	1,024	81,017
Siemens AG, Registered Shares	27,968	4,201,656
Smiths Group PLC	49,485	1,026,312
		22,707,955
Industrial REITs — 0.1%
Segro PLC	118,504	1,104,726
Tritax Big Box REIT PLC	26,791	47,852
		1,152,578
Insurance — 1.8%
AIA Group Ltd.	614,800	5,562,870
Allianz SE, Registered Shares	3,034	737,502
ASR Nederland NV	9,449	413,154
AXA SA	19,264	578,785
Security	Shares	Value
Insurance (continued)
Cathay Financial Holding Co. Ltd.	40,019	$ 57,221
Chubb Ltd.	2,438	489,721
Direct Line Insurance Group PLC	29,862	61,195
Hyundai Marine & Fire Insurance Co. Ltd.	1,452	33,200
Manulife Financial Corp.	297,404	5,498,188
MetLife, Inc.	116,313	7,367,265
MS&AD Insurance Group Holdings, Inc.	2,600	93,370
NN Group NV	23,830	917,347
Ping An Insurance Group Co. of China Ltd., H Shares	101,500	607,696
Prudential Financial, Inc.	13,001	1,230,805
Sompo Holdings, Inc.	1,100	47,869
Tokio Marine Holdings, Inc.	2,100	46,344
Travelers Cos., Inc.	20,351	3,281,192
		27,023,724
Interactive Media & Services — 2.8%
AfreecaTV Co. Ltd.	2,616	161,428
Alphabet, Inc., Class A(a)	98,580	13,423,638
Alphabet, Inc., Class C, NVS(a)	90,403	12,416,852
Auto Trader Group PLC(b)	190,058	1,457,453
Baidu, Inc., Class A(a)	61,750	1,102,808
JOYY, Inc., ADR	3,231	110,888
Kuaishou Technology(a)(b)	43,500	356,088
Meta Platforms, Inc., Class A(a)	27,433	8,117,150
NAVER Corp.	283	45,810
Rightmove PLC	9,517	67,363
Scout24 SE(b)	5,267	362,825
Tencent Holdings Ltd.	125,000	5,180,046
		42,802,349
IT Services — 0.9%
Accenture PLC, Class A	19,862	6,430,720
Akamai Technologies, Inc.(a)	2,207	231,934
Gartner, Inc.(a)	4,156	1,453,270
Obic Co. Ltd.	100	17,387
Samsung SDS Co. Ltd.	816	87,572
VeriSign, Inc.(a)	24,713	5,135,114
Wix.com Ltd.(a)	3,984	393,500
		13,749,497
Leisure Products — 0.1%
Sega Sammy Holdings, Inc.	43,100	860,138
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	59,881	7,249,793
Mettler-Toledo International, Inc.(a)	456	553,347
Pharmaron Beijing Co. Ltd., Class H(b)	4,275	9,968
WuXi AppTec Co. Ltd., H Shares(b)	22,200	243,273
		8,056,381
Machinery — 0.9%
Amada Co. Ltd.	217,300	2,299,785
Caterpillar, Inc.	6,298	1,770,557
Cummins, Inc.	1,906	438,456
Deere & Co.	566	232,592
Doosan Bobcat, Inc.	831	33,768
GEA Group AG	6,677	263,296
Graco, Inc.	9,745	769,270
Hyundai Construction Equipment Co. Ltd.	1,451	78,024
ITT, Inc.	257	26,286
Kone Oyj, Class B	841	38,256
Oshkosh Corp.	12,555	1,303,586
Otis Worldwide Corp.	56,921	4,869,592
Spirax-Sarco Engineering PLC	1,760	225,538

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Wartsila Oyj Abp	52,732	$ 669,216
Weir Group PLC	2,452	56,837
Xylem, Inc.	10,466	1,083,650
		14,158,709
Marine Transportation — 0.1%
COSCO SHIPPING Holdings Co. Ltd., Class H	85,000	87,166
Evergreen Marine Corp. Taiwan Ltd.	26,000	86,828
HMM Co. Ltd.	1,571	19,777
Kuehne + Nagel International AG, Registered Shares	3,634	1,091,817
Orient Overseas International Ltd.	1,500	20,117
Pan Ocean Co. Ltd.	7,293	24,581
Wisdom Marine Lines Co. Ltd.	45,000	64,687
		1,394,973
Media — 0.1%
Cheil Worldwide, Inc.	1,203	17,149
Fox Corp., Class A, NVS	36,968	1,222,162
Fox Corp., Class B	37,323	1,139,098
		2,378,409
Metals & Mining — 1.1%
Aluminum Corp. of China Ltd., Class H	134,000	64,646
Anglo American PLC	42,429	1,128,259
Anglo American PLC	37,870	1,012,368
Antofagasta PLC	1,927	35,291
ArcelorMittal SA	169,806	4,510,826
Aurubis AG	3,183	263,198
Boliden AB	22,254	591,745
Cia Brasileira de Aluminio	7,679	6,637
CMOC Group Ltd., Class H	531,000	316,776
CSN Mineracao SA	120,209	104,138
Gold Fields Ltd.	4,991	63,853
Grupo Mexico SAB de CV	9,058	43,297
Jiangxi Copper Co. Ltd., Class A	12,800	33,130
Jiangxi Copper Co. Ltd., Class H	26,000	40,495
MMG Ltd.(a)	84,000	27,874
Outokumpu Oyj	30,842	143,688
POSCO Holdings, Inc.	1,152	503,704
Rio Tinto PLC	4,315	265,738
Southern Copper Corp.	768	61,947
thyssenkrupp AG	232,115	1,783,753
Wheaton Precious Metals Corp.	121,843	5,314,851
		16,316,214
Multi-Utilities — 0.4%
A2A SpA	92,999	177,975
Centrica PLC	691,983	1,328,169
E.ON SE, Class N	34,020	418,775
Engie SA	191,317	3,081,014
Sempra	13,584	953,868
		5,959,801
Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA	16,417	446,508
AKR Corporindo Tbk PT	847,800	77,893
BP PLC	141,890	876,779
Chevron Corp.	42,197	6,797,937
China Petroleum & Chemical Corp., Class H	330,000	192,953
ConocoPhillips	52,099	6,201,344
Crescent Point Energy Corp.	42,625	350,792
Enbridge, Inc.	217,878	7,649,595
Enerplus Corp.	25,063	428,661
Equinor ASA	47,221	1,450,215
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	34,670	$ 3,854,957
HD Hyundai Co. Ltd.	468	20,906
Marathon Petroleum Corp.	1,394	199,021
Parkland Corp.	688	18,203
Petroleo Brasileiro SA	26,671	183,873
Pioneer Natural Resources Co.	10,225	2,432,834
Repsol SA	2,044	31,592
Shell PLC	2,376	72,647
SK Innovation Co. Ltd.(a)	340	45,605
Tourmaline Oil Corp.	7,178	368,090
Ultrapar Participacoes SA	86,332	316,943
Valero Energy Corp.	40,567	5,269,653
Var Energi ASA	8,372	24,351
		37,311,352
Paper & Forest Products — 0.0%
Dexco SA	10,535	17,040
West Fraser Timber Co. Ltd.	245	18,520
		35,560
Passenger Airlines — 0.2%
ANA Holdings, Inc.(a)	28,800	650,164
easyJet PLC(a)	9,875	52,752
Singapore Airlines Ltd.	311,100	1,580,743
United Airlines Holdings, Inc.(a)	3,227	160,737
		2,444,396
Personal Care Products — 0.2%
L’Oreal SA	1,463	642,597
Natura & Co. Holding SA(a)	180,237	554,682
Unilever PLC	34,809	1,777,670
		2,974,949
Pharmaceuticals — 3.0%
Astellas Pharma, Inc.	290,900	4,401,424
AstraZeneca PLC	1,411	189,529
Bristol-Myers Squibb Co.	72,578	4,474,434
China Medical System Holdings Ltd.	15,000	21,604
CSPC Pharmaceutical Group Ltd.	28,000	21,045
Eli Lilly & Co.	11,147	6,177,667
GSK PLC	88,232	1,545,467
Johnson & Johnson	43,147	6,976,007
Nippon Shinyaku Co. Ltd.	4,900	214,504
Novartis AG, Registered Shares	95,741	9,635,544
Novo Nordisk A/S, Class B	35,290	6,509,372
Ono Pharmaceutical Co. Ltd.	17,000	321,163
Otsuka Holdings Co. Ltd.	38,100	1,447,485
Pfizer, Inc.	28,397	1,004,686
Shionogi & Co. Ltd.	53,300	2,340,901
Sino Biopharmaceutical Ltd.	93,000	35,302
		45,316,134
Professional Services — 1.0%
ExlService Holdings, Inc.(a)	6,575	192,187
Experian PLC	85,858	2,998,472
Genpact Ltd.	47,278	1,764,888
KBR, Inc.	4,837	297,572
ManpowerGroup, Inc.	6,977	550,276
Paychex, Inc.	15,202	1,858,140
Recruit Holdings Co. Ltd.	88,100	3,138,342
RELX PLC	14,346	467,605
Robert Half, Inc.	11,674	863,409
Wolters Kluwer NV, Class C	25,546	3,078,047
		15,208,938

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.7%
A-Living Smart City Services Co. Ltd.(a)(b)	13,000	$ 8,296
China Resources Land Ltd.	40,000	169,068
CIFI Ever Sunshine Services Group Ltd.(d)	26,000	7,093
Country Garden Services Holdings Co. Ltd.	81,000	94,109
Daiwa House Industry Co. Ltd.	26,700	741,613
FirstService Corp.	3,446	521,108
Greentown China Holdings Ltd.	47,000	55,816
Jones Lang LaSalle, Inc.(a)(c)	2,542	439,258
Mitsubishi Estate Co. Ltd.	70,300	895,412
Mitsui Fudosan Co. Ltd.	246,700	5,401,033
New World Development Co. Ltd.	9,000	19,111
Nomura Real Estate Holdings, Inc.	37,500	943,630
Sun Hung Kai Properties Ltd.	5,000	56,283
Tokyo Tatemono Co. Ltd.	18,100	237,625
Zillow Group, Inc., Class C, NVS(a)	23,645	1,233,323
		10,822,778
Retail REITs — 0.0%
Brixmor Property Group, Inc.	25,526	561,061
Klepierre SA	7,028	185,635
		746,696
Semiconductors & Semiconductor Equipment — 3.3%
Applied Materials, Inc.	55,530	8,482,763
ASE Technology Holding Co. Ltd.	145,000	536,684
ASPEED Technology, Inc.	3,000	253,072
Broadcom, Inc.	65	59,988
Elan Microelectronics Corp.	20,000	75,276
First Solar, Inc.(a)	1,199	226,755
Formosa Sumco Technology Corp.	31,000	139,742
Global Unichip Corp.	28,000	1,274,362
Globalwafers Co. Ltd.	6,000	86,167
Infineon Technologies AG, Class N	13,732	490,722
Intel Corp.	100,758	3,540,636
JA Solar Technology Co. Ltd., Class A	133,840	511,659
King Yuan Electronics Co. Ltd.	59,000	141,856
KLA Corp.	1,363	684,049
Koh Young Technology, Inc.	1,933	18,979
Lam Research Corp.	383	269,019
LONGi Green Energy Technology Co. Ltd., Class A	206,798	755,816
M31 Technology Corp.	6,600	191,557
MediaTek, Inc.	24,000	529,283
Microchip Technology, Inc.	2,763	226,124
NVIDIA Corp.	48,823	24,096,592
NXP Semiconductors NV	153	31,475
Parade Technologies Ltd.	2,000	56,151
Realtek Semiconductor Corp.	20,000	261,367
RichWave Technology Corp.(a)	7,000	34,058
Silergy Corp.	4,000	35,760
Sino-American Silicon Products, Inc.	45,000	220,483
Taiwan Semiconductor Manufacturing Co. Ltd.	341,000	5,859,389
Tongwei Co. Ltd., Class A	4,000	17,628
United Microelectronics Corp.	375,000	535,406
WONIK IPS Co. Ltd.	2,303	53,639
XinTec, Inc.	7,000	24,942
Xinyi Solar Holdings Ltd.	36,000	30,038
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	7,400	57,286
		49,808,723
Software — 4.4%
Adobe, Inc.(a)	19,564	10,942,928
Box, Inc., Class A(a)(c)	9,103	241,047
Cadence Design Systems, Inc.(a)	8,766	2,107,697
Security	Shares	Value
Software (continued)
Dropbox, Inc., Class A(a)	41,018	$ 1,139,890
Fair Isaac Corp.(a)	31	28,042
InterDigital, Inc.	2	173
Intuit, Inc.	1,397	756,909
Kingdee International Software Group Co. Ltd.(a)	66,000	101,977
Manhattan Associates, Inc.(a)	24,288	4,921,235
Microsoft Corp.	118,070	38,698,623
Salesforce, Inc.(a)	312	69,096
SAP SE	54,339	7,580,531
Splunk, Inc.(a)	6,852	830,874
Teradata Corp.(a)	5,167	239,077
		67,658,099
Specialized REITs — 0.1%
VICI Properties, Inc.	25,297	780,159
Weyerhaeuser Co.	27,940	915,035
		1,695,194
Specialty Retail — 0.8%
Best Buy Co., Inc.	60,794	4,647,701
Gap, Inc.	15,703	181,841
Home Depot, Inc.	14,215	4,695,214
Industria de Diseno Textil SA	11,840	453,606
Lojas Renner SA	3,673	11,942
TJX Cos., Inc.	12,099	1,118,916
Topsports International Holdings Ltd.(b)	66,000	53,749
Via S/A(a)	182,387	47,143
ZOZO, Inc.	50,100	1,000,548
		12,210,660
Technology Hardware, Storage & Peripherals — 4.0%
Advantech Co. Ltd.	5,499	59,177
Apple Inc.	251,052	47,165,139
Chicony Electronics Co. Ltd.	33,000	107,003
Dell Technologies, Inc., Class C	32,315	1,817,395
Hewlett Packard Enterprise Co.	153,711	2,611,550
HP, Inc.	173,252	5,147,317
Lenovo Group Ltd.	232,000	262,236
Lite-On Technology Corp.	25,000	106,876
Samsung Electronics Co. Ltd.	65,905	3,333,228
Wiwynn Corp.	4,000	194,938
		60,804,859
Textiles, Apparel & Luxury Goods — 1.0%
ANTA Sports Products Ltd.	41,800	471,220
Bosideng International Holdings Ltd.	50,000	19,621
Burberry Group PLC	11,239	310,305
Hermes International SCA	1,718	3,533,385
Lululemon Athletica, Inc.(a)	16,608	6,331,966
LVMH Moet Hennessy Louis Vuitton SE	1,754	1,483,283
Makalot Industrial Co. Ltd.	22,000	230,781
Moncler SpA	11,689	791,984
NIKE, Inc., Class B	2,498	254,072
Tapestry, Inc.	43,350	1,444,422
Youngone Corp.	495	20,090
		14,891,129
Trading Companies & Distributors — 0.1%
Mitsubishi Corp.	12,500	616,562
WW Grainger, Inc.	2,186	1,561,110
		2,177,672
Transportation Infrastructure — 0.1%
CCR SA	83,402	211,366
EcoRodovias Infraestrutura e Logistica SA	96,088	144,946
Flughafen Zurich AG, Registered Shares	3,158	649,895

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure (continued)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,887	$ 89,362
Santos Brasil Participacoes SA	35,199	60,844
Taiwan High Speed Rail Corp.	21,000	19,596
		1,176,009
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais-COPASA	90,566	325,537
United Utilities Group PLC	70,273	841,501
		1,167,038
Wireless Telecommunication Services — 0.1%
Far EasTone Telecommunications Co. Ltd.	18,000	39,925
MTN Group Ltd.	80,802	514,805
SK Telecom Co. Ltd.	4,810	174,719
SoftBank Corp.	40,300	462,189
SoftBank Group Corp.	14,400	645,357
Vodafone Group PLC	493,411	457,419
		2,294,414
Total Common Stocks — 57.0% (Cost: $695,623,148)		872,130,988
		Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Rolls-Royce PLC, 5.75%, 10/15/27(b)	USD	275	266,974
Spirit AeroSystems, Inc., 9.38%, 11/30/29(b)		108	112,549
			379,523
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30		120	118,135
Automobile Components — 0.0%
Tenneco, Inc., 8.00%, 11/17/28(b)		172	141,255
Automobiles — 0.2%
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	919,402
Toyota Motor Credit Corp.
3.05%, 03/22/27		1,000	938,484
1.90%, 04/06/28		850	749,226
			2,607,112
Banks — 4.0%
Banco Santander SA
2.75%, 05/28/25		600	567,661
1.85%, 03/25/26		400	361,251
4.18%, 03/24/28		1,000	937,689
5.59%, 08/08/28		1,800	1,783,876
3.23%, 11/22/32		600	472,200
Bank of America Corp.
1.73%, 07/22/27		1,050	939,529
2.55%, 02/04/28		1,150	1,040,069
4.38%, 04/27/28		1,260	1,209,478
2.09%, 06/14/29		1,200	1,023,845
3.19%, 07/23/30		370	324,830
2.50%, 02/13/31		1,400	1,164,191
5.02%, 07/22/33		1,320	1,270,443
Series N, 1.66%, 03/11/27		1,150	1,039,137
Bank of Montreal
5.20%, 02/01/28		1,180	1,170,088
3.80%, 12/15/32		1,220	1,080,152
Bank of Nova Scotia, 4.85%, 02/01/30		60	58,084
Barclays PLC
2.85%, 05/07/26		1,100	1,039,634
Security		Par (000)	Value
Banks (continued)
Barclays PLC
2.28%, 11/24/27	USD	1,000	$ 888,038
Citigroup, Inc.
1.46%, 06/09/27		1,075	957,244
2.67%, 01/29/31		1,550	1,299,025
3.79%, 03/17/33		500	434,714
6.17%, 05/25/34		45	44,843
Series VAR, 3.07%, 02/24/28		1,650	1,514,635
Fifth Third Bancorp, (Secured Overnight Financing Rate + 2.34%), 6.34%, 07/27/29		90	91,103
HSBC Holdings PLC
1.59%, 05/24/27		1,800	1,599,311
2.25%, 11/22/27		2,250	2,006,427
2.21%, 08/17/29		1,400	1,172,861
2.80%, 05/24/32		3,190	2,547,961
4.76%, 03/29/33		450	399,914
(Secured Overnight Financing Rate + 2.98%), 6.55%, 06/20/34		270	265,060
Huntington Bancshares, Inc., (Secured Overnight Financing Rate + 2.02%), 6.21%, 08/21/29		210	211,379
ING Groep NV, 4.02%, 03/28/28		1,710	1,608,907
JPMorgan Chase & Co.
2.08%, 04/22/26		352	331,086
2.95%, 10/01/26		1,092	1,020,322
1.05%, 11/19/26		1,150	1,036,866
1.47%, 09/22/27		400	353,323
4.85%, 07/25/28		1,835	1,798,214
5.72%, 09/14/33		2,320	2,318,675
Lloyds Banking Group PLC
2.44%, 02/05/26		2,220	2,102,733
3.75%, 01/11/27		1,000	940,154
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/27		1,450	1,292,659
2.34%, 01/19/28		1,250	1,121,540
Mizuho Financial Group, Inc.
2.65%, 05/22/26		1,350	1,271,500
1.55%, 07/09/27		1,850	1,642,481
2.17%, 05/22/32		400	309,253
5.67%, 09/13/33		760	752,965
Royal Bank of Canada, 5.20%, 08/01/28		1,460	1,449,952
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		2,670	2,654,704
(Secured Overnight Financing Rate + 2.70%), 6.57%, 06/12/29		890	886,096
Santander UK Group Holdings PLC, 1.53%, 08/21/26		1,000	907,682
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/28		670	669,745
5.71%, 01/13/30		700	703,829
5.85%, 07/13/30		1,410	1,427,145
5.77%, 01/13/33		1,810	1,835,910
5.78%, 07/13/33		2,150	2,181,464
Synchrony Bank, 5.63%, 08/23/27		880	832,377
Toronto-Dominion Bank, Series FXD, 1.95%, 01/12/27		1,310	1,175,928
UniCredit SpA, 7.30%, 04/02/34(b)		293	282,127
			61,822,309
Beverages — 1.1%
Coca-Cola Co, 2.50%, 03/15/51		770	498,237
Coca-Cola Co.
2.25%, 01/05/32		1,050	881,214
3.00%, 03/05/51		5,180	3,743,374

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Beverages (continued)
Diageo Capital PLC
2.00%, 04/29/30	USD	1,820	$ 1,518,504
2.13%, 04/29/32		960	771,413
5.50%, 01/24/33		3,930	4,080,232
PepsiCo, Inc.
4.20%, 07/18/52		2,450	2,174,147
4.65%, 02/15/53		2,690	2,575,545
			16,242,666
Biotechnology — 0.7%
Amgen, Inc., 2.20%, 02/21/27		650	590,780
Biogen, Inc.
2.25%, 05/01/30		2,810	2,313,270
3.25%, 02/15/51		1,520	1,011,558
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		8,620	6,860,195
			10,775,803
Broadline Retail — 0.0%
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(b)		307	277,522
Building Products — 0.2%
Builders FirstSource, Inc., 6.38%, 06/15/32(b)		297	289,556
Johnson Controls International plc, 3.90%, 02/14/26		3,000	2,891,587
Owens Corning, 3.40%, 08/15/26		350	330,947
			3,512,090
Capital Markets — 2.0%
Ares Capital Corp.
7.00%, 01/15/27		380	380,711
2.88%, 06/15/27		520	457,451
Bank of New York Mellon Corp, (Secured Overnight Financing Rate + 1.51%), 4.71%, 02/01/34		630	593,212
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	111,822
Credit Suisse AG, 1.25%, 08/07/26		430	376,702
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,765,327
FS KKR Capital Corp.
2.63%, 01/15/27		445	384,002
3.13%, 10/12/28		470	383,883
Goldman Sachs Group, Inc.
1.54%, 09/10/27		4,070	3,594,037
2.64%, 02/24/28		2,400	2,172,028
2.60%, 02/07/30		1,220	1,029,531
2.38%, 07/21/32		360	284,562
Series VAR, 1.09%, 12/09/26		1,000	897,616
Morgan Stanley
3.63%, 01/20/27		900	850,368
1.51%, 07/20/27		1,950	1,731,273
2.48%, 01/21/28		950	857,012
5.16%, 04/20/29		980	961,213
1.79%, 02/13/32		2,060	1,584,149
4.89%, 07/20/33		2,585	2,448,767
5.25%, 04/21/34		565	548,795
2.48%, 09/16/36		550	414,791
Nasdaq, Inc., 5.65%, 06/28/25		180	180,159
Nomura Holdings, Inc., 1.85%, 07/16/25		1,200	1,108,866
Renaissancere Holdings Ltd., 5.75%, 06/05/33		1,100	1,068,575
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(b)		149	117,808
S&P Global, Inc., 2.45%, 03/01/27		1,000	922,035
Thomson Reuters Corp., 3.35%, 05/15/26		3,740	3,551,706
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		90	78,075
			29,854,476
Security		Par (000)	Value
Chemicals — 0.0%
Chemours Co, 5.75%, 11/15/28(b)	USD	120	$ 107,798
Tronox, Inc., 4.63%, 03/15/29(b)		27	22,249
			130,047
Communications Equipment — 0.3%
Level 3 Financing, Inc., 10.50%, 05/15/30(b)		130	132,053
Motorola Solutions, Inc.
2.30%, 11/15/30		1,400	1,115,647
2.75%, 05/24/31		1,990	1,614,218
5.60%, 06/01/32		1,250	1,233,822
			4,095,740
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,499,665
Consumer Finance — 0.2%
American Express Co.
2.55%, 03/04/27		700	636,508
(Secured Overnight Financing Rate + 1.28%), 5.28%, 07/27/29		1,020	1,008,939
(Secured Overnight Financing Rate + 1.84%), 5.04%, 05/01/34		450	432,391
(Secured Overnight Financing Rate + 1.93%), 5.63%, 07/28/34		160	157,644
Discover Financial Services, 4.10%, 02/09/27		10	9,277
OneMain Finance Corp., 9.00%, 01/15/29		85	86,169
Synchrony Financial, 2.88%, 10/28/31		1,620	1,204,297
			3,535,225
Diversified REITs — 0.4%
American Tower Corp., 1.45%, 09/15/26		425	376,583
Digital Realty Trust LP, 5.55%, 01/15/28		2,860	2,852,183
Equinix, Inc., 1.45%, 05/15/26		1,000	898,754
Iron Mountain, Inc., 5.25%, 07/15/30(b)		700	631,628
Welltower OP LLC, 4.00%, 06/01/25		900	872,155
			5,631,303
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 8.38%, 10/01/30		450	511,253
Electric Utilities — 0.5%
Avangrid, Inc.
3.20%, 04/15/25		2,180	2,086,224
3.80%, 06/01/29		500	453,799
Eversource Energy
2.90%, 03/01/27		1,000	920,077
3.38%, 03/01/32		750	642,096
Series U, 1.40%, 08/15/26		200	177,708
Exelon Corp.
2.75%, 03/15/27		550	504,798
3.35%, 03/15/32		350	300,720
NSTAR Electric Co.
3.25%, 05/15/29		1,000	916,161
3.95%, 04/01/30		1,000	931,776
			6,933,359
Electronic Equipment, Instruments & Components — 0.4%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	41,623
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,222,353
3.00%, 10/30/29		3,070	2,688,099
Teledyne Technologies, Inc.
1.60%, 04/01/26		1,000	911,182
2.25%, 04/01/28		1,000	871,845
2.75%, 04/01/31		1,000	834,506
			6,569,608

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	65	$ 67,033
CGG SA, 8.75%, 04/01/27(b)		600	516,356
Johnson Controls International plc/Tyco Fire & Security Finance SCA
1.75%, 09/15/30		400	320,411
2.00%, 09/16/31		360	283,757
Valaris Ltd., 8.38%, 04/30/30(b)		30	30,557
			1,218,114
Financial Services — 0.0%
Nasdaq, Inc., 5.55%, 02/15/34		425	424,259
RELX Capital, Inc., 3.00%, 05/22/30		185	162,512
			586,771
Food Products — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 02/15/28(b)		240	238,891
Kellogg Co.
3.40%, 11/15/27		670	622,760
4.30%, 05/15/28		3,000	2,886,326
2.10%, 06/01/30		240	196,630
Lamb Weston Holdings, Inc., 4.38%, 01/31/32(b)		332	288,151
U.S. Foods, Inc., 4.75%, 02/15/29(b)		261	238,220
			4,470,978
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27		627	579,794
9.38%, 06/01/28(b)		95	97,378
ONE Gas, Inc., 4.25%, 09/01/32		155	144,551
			821,723
Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32		575	530,912
Ryder System, Inc., 5.65%, 03/01/28		85	85,196
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32		1,100	852,368
VT Topco, Inc., 8.50%, 08/15/30(b)		80	81,200
			1,549,676
Health Care Equipment & Supplies — 0.0%
Abbott Laboratories, 4.90%, 11/30/46		170	165,725
Health Care Providers & Services — 1.5%
180 Medical, Inc., 3.88%, 10/15/29(b)		150	130,440
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		133	113,753
DaVita, Inc., 4.63%, 06/01/30(b)		350	300,214
DH Europe Finance II Sarl, 2.60%, 11/15/29		4,860	4,284,315
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,413,859
Encompass Health Corp., 4.75%, 02/01/30		249	226,800
HCA, Inc.
5.25%, 06/15/26		850	839,670
3.13%, 03/15/27		440	404,374
5.20%, 06/01/28		590	581,381
3.63%, 03/15/32		1,239	1,065,629
5.50%, 06/01/33		666	654,279
4.63%, 03/15/52		580	465,387
5.90%, 06/01/53		820	786,410
Humana, Inc.
1.35%, 02/03/27		1,200	1,055,482
3.70%, 03/23/29		1,500	1,388,768
Laboratory Corp. of America Holdings, 1.55%, 06/01/26		2,000	1,799,560
LifePoint Health, Inc., 9.88%, 08/15/30(b)		100	98,750
Tenet Healthcare Corp., 6.13%, 10/01/28		316	304,349
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.30%, 02/15/30	USD	560	$ 571,377
4.20%, 05/15/32		5,000	4,723,524
4.50%, 04/15/33		640	616,463
5.88%, 02/15/53		200	213,901
5.05%, 04/15/53		1,540	1,469,989
			23,508,674
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment, Inc.
8.13%, 07/01/27(b)		107	108,641
7.00%, 02/15/30(b)		224	224,857
Darden Restaurants, Inc., 4.55%, 02/15/48		570	463,795
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		314	292,934
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)		324	287,245
Sands China Ltd.
5.65%, 08/08/28		760	716,266
4.88%, 06/18/30		680	592,212
Starbucks Corp., 2.00%, 03/12/27		850	766,649
Yum! Brands, Inc., 5.38%, 04/01/32		315	295,628
			3,748,227
Household Durables — 0.4%
Lennar Corp., 4.75%, 11/29/27		1,470	1,425,346
NVR, Inc., 3.00%, 05/15/30		2,520	2,156,547
PulteGroup, Inc., 5.00%, 01/15/27		1,630	1,605,932
Toll Brothers Finance Corp., 3.80%, 11/01/29		1,100	980,039
TopBuild Corp., 4.13%, 02/15/32(b)		112	93,240
			6,261,104
Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	45,226
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,711,962
			1,757,188
Industrial Conglomerates — 0.1%
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29		1,980	1,847,773
Insurance — 0.5%
Alleghany Corp., 3.63%, 05/15/30		120	110,722
Arthur J Gallagher & Co., 3.50%, 05/20/51		1,170	808,553
Manulife Financial Corp., 4.15%, 03/04/26		1,220	1,185,109
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29		1,820	1,762,055
2.25%, 11/15/30		2,000	1,653,192
2.38%, 12/15/31		790	642,256
5.45%, 03/15/53		800	789,660
			6,951,547
IT Services — 0.9%
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,706,606
CGI, Inc., 2.30%, 09/14/31		2,370	1,842,009
Cogent Communications Group, Inc., 7.00%, 06/15/27(b)		900	873,630
Fiserv, Inc.
5.45%, 03/02/28		470	472,762
5.60%, 03/02/33		970	975,846
Gartner, Inc., 4.50%, 07/01/28(b)		632	589,363
Gen Digital, Inc., 7.13%, 09/30/30(b)		401	403,697
International Business Machines Corp.
2.20%, 02/09/27		750	681,542
2.72%, 02/09/32		620	526,508

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
Mastercard, Inc., 2.00%, 11/18/31	USD	1,450	$ 1,176,892
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		137	130,479
VeriSign, Inc., 2.70%, 06/15/31		620	507,600
Visa, Inc., 3.65%, 09/15/47		630	513,618
			13,400,552
Machinery — 0.3%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		618	596,880
Chart Industries, Inc., 9.50%, 01/01/31(b)		102	109,825
Cummins, Inc., 1.50%, 09/01/30		1,470	1,180,069
Ingersoll Rand, Inc.
5.40%, 08/14/28		255	255,575
5.70%, 08/14/33		95	96,331
nVent Finance Sarl, 5.65%, 05/15/33		1,470	1,422,719
Wabash National Corp., 4.50%, 10/15/28(b)		306	259,625
			3,921,024
Media — 0.1%
Clear Channel Outdoor Holdings, Inc., 9.00%, 09/15/28(b)		80	80,400
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.88%, 08/15/27(b)		334	295,997
Interpublic Group of Cos., Inc., 4.65%, 10/01/28		500	478,275
Nexstar Broadcasting, Inc., 4.75%, 11/01/28(b)		115	100,879
Sirius XM Radio, Inc., 5.50%, 07/01/29(b)		330	297,084
Univision Communications, Inc., 8.00%, 08/15/28(b)		25	24,986
			1,277,621
Metals & Mining — 0.3%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)		65	66,381
ATI, Inc., 7.25%, 08/15/30		115	116,006
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/30(b)		304	282,096
6.13%, 04/15/32(b)		300	279,230
Mineral Resources Ltd., 8.50%, 05/01/30(b)		850	853,040
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)		652	579,951
Reliance Steel & Aluminum Co., 2.15%, 08/15/30		1,680	1,357,857
Steel Dynamics, Inc., 2.40%, 06/15/25		750	705,839
Taseko Mines Ltd., 7.00%, 02/15/26(b)		25	23,056
			4,263,456
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		60	54,546
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(b)		186	182,600
EQT Corp., 5.70%, 04/01/28		600	597,338
ONEOK, Inc.
2.20%, 09/15/25		370	344,292
5.85%, 01/15/26		1,000	1,005,333
6.35%, 01/15/31		1,340	1,377,327
Venture Global LNG, Inc.
8.13%, 06/01/28(b)		55	55,481
8.38%, 06/01/31(b)		50	50,435
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		629	595,518
			4,262,870
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)		725	623,859
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC
1.75%, 05/28/28		800	694,251
2.25%, 05/28/31		990	823,651
Security		Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC
4.88%, 03/03/33	USD	1,490	$ 1,490,443
Bausch Health Cos., Inc., 11.00%, 09/30/28(b)		150	107,091
Bristol-Myers Squibb Co., 2.95%, 03/15/32		710	615,400
Eli Lilly & Co.
4.88%, 02/27/53		645	634,360
4.95%, 02/27/63		2,205	2,153,929
Jazz Securities DAC, 4.38%, 01/15/29(b)		700	627,157
Johnson & Johnson, 2.25%, 09/01/50		1,310	825,546
Merck & Co., Inc.
2.15%, 12/10/31		1,550	1,266,894
5.00%, 05/17/53		340	332,084
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,581,711
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/53		95	95,035
5.34%, 05/19/63		50	49,266
Zoetis, Inc.
3.00%, 09/12/27		640	595,585
2.00%, 05/15/30		170	139,943
			13,032,346
Professional Services — 0.0%
TriNet Group, Inc., 7.13%, 08/15/31(b)		95	95,534
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26		500	489,126
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		45	45,369
Essential Properties LP, 2.95%, 07/15/31		610	457,150
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)		45	45,452
Howard Hughes Corp., 5.38%, 08/01/28(b)		320	288,110
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		141	140,666
			1,465,873
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom, Inc.
2.45%, 02/15/31(b)		1,990	1,604,325
2.60%, 02/15/33(b)		450	347,909
3.75%, 02/15/51(b)		1,450	1,039,869
NVIDIA Corp.
1.55%, 06/15/28		600	521,023
2.00%, 06/15/31		4,490	3,719,742
3.70%, 04/01/60		500	396,868
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	848,447
Texas Instruments, Inc.
1.90%, 09/15/31		459	374,331
3.65%, 08/16/32		3,545	3,234,359
4.90%, 03/14/33		790	793,772
			12,880,645
Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,098,859
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		25	25,162
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	800,273
Intuit, Inc.
1.35%, 07/15/27		1,000	877,705
1.65%, 07/15/30		4,690	3,785,907
Open Text Holdings, Inc., 4.13%, 02/15/30(b)		353	304,193
Oracle Corp.
4.50%, 05/06/28		205	198,878
4.65%, 05/06/30		135	129,674
4.90%, 02/06/33		750	716,432

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Oracle Corp.
5.55%, 02/06/53	USD	410	$ 381,130
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,359,548
VMware, Inc.
1.80%, 08/15/28		2,730	2,288,118
2.20%, 08/15/31		530	413,151
			15,379,030
Specialty Retail — 0.3%
Bath & Body Works, Inc., 6.95%, 03/01/33		135	126,175
Home Depot, Inc.
1.50%, 09/15/28		1,050	896,802
1.88%, 09/15/31		1,420	1,142,125
3.35%, 04/15/50		940	688,127
Lowe’s Cos., Inc.
3.35%, 04/01/27		1,500	1,411,625
1.70%, 09/15/28		1,150	978,862
			5,243,716
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc.
3.95%, 08/08/52		640	542,229
4.10%, 08/08/62		140	117,147
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	191,099
Xerox Holdings Corp., 5.50%, 08/15/28(b)		344	299,267
			1,149,742
Trading Companies & Distributors — 0.0%
GATX Corp., 3.50%, 06/01/32		350	294,379
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 3.20%, 03/15/27		350	323,547
Total Corporate Bonds — 18.8% (Cost: $300,497,157)			287,138,785
	Shares/ Investment Value
Investment Companies(e)
Equity Funds — 2.3%
iShares MSCI India ETF	99,126	4,358,570
iShares Russell 1000 Value ETF	192,434	30,593,157
		34,951,727
Total Investment Companies — 2.3% (Cost: $34,890,082)		34,951,727
	Shares
Preferred Securities
Preferred Stocks — 0.3%
Banks — 0.0%
Banco Bradesco SA	100	301
Bancolombia SA	24,294	161,545
		161,846
Chemicals — 0.1%
Braskem SA(a)	186,029	842,607
Sociedad Quimica y Minera de Chile SA, Class B	15,331	949,460
		1,792,067
Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA, Class B	27,729	218,492
Security	Shares	Value
Electric Utilities (continued)
Cia Energetica de Minas Gerais	115,268	$ 287,003
Cia Paranaense de Energia, Class B	422,882	742,940
		1,248,435
Machinery — 0.0%
Randon SA Implementos e Participacoes	14,162	34,146
Metals & Mining — 0.0%
Gerdau SA	45,529	237,848
Passenger Airlines — 0.1%
Azul SA(a)	180,462	526,949
Gol Linhas Aereas Inteligentes SA(a)	187,762	266,550
		793,499
Total Preferred Securities — 0.3% (Cost: $4,573,300)		4,267,841
Rights
Passenger Airlines — 0.0%
Gol Linhas Aereas Inteligentes SA Expires 10/06/23, Strike Price BRL 5.84(a)	379,217	766
Total Rights — 0.0% (Cost: $21,797)		766
		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 8.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,297	1,776,042
2.00%, 04/01/37 - 01/01/52		32,636	26,429,364
2.50%, 06/01/37 - 07/01/51		7,389	6,184,397
3.00%, 09/01/34 - 04/01/52		2,123	1,892,324
4.00%, 03/01/51 - 08/01/52		1,119	1,041,467
4.50%, 09/01/52		187	178,355
5.00%, 04/01/53 - 05/01/53		416	403,480
5.50%, 02/01/53		483	481,736
6.00%, 08/01/53		74	74,851
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		174	148,582
2.00%, 04/01/37		897	785,709
2.50%, 05/01/37 - 07/01/51		4,331	3,627,555
3.00%, 07/01/50		37	32,259
4.00%, 06/01/52 - 02/01/53		906	839,071
5.00%, 04/01/53		290	280,872
5.50%, 01/01/53 - 06/01/53		344	340,993
6.00%, 08/01/53		166	168,504
Ginnie Mae Mortgage-Backed Securities
1.50%, 09/01/53(f)		100	79,527
2.00%, 10/20/51 - 09/01/53(f)		5,599	4,621,316
2.50%, 07/20/51 - 09/01/53(f)		14,510	12,348,092
3.00%, 11/20/46 - 09/01/53(f)		15,096	13,279,349
3.50%, 03/20/50 - 09/01/53(f)		10,879	9,897,364
4.00%, 01/20/50 - 09/01/53(f)		5,964	5,561,983
4.50%, 03/20/49 - 09/01/53(f)		5,389	5,137,851
5.00%, 09/01/53(f)		1,700	1,654,213
5.50%, 12/20/52 - 09/01/53(f)		1,852	1,833,144
Uniform Mortgage-Backed Securities
1.50%, 09/01/38 - 09/01/53(f)		2,189	1,738,230
2.00%, 09/01/38(f)		661	579,261
2.50%, 09/01/38 - 09/01/53(f)		2,625	2,342,827
3.00%, 09/01/38 - 09/01/53(f)		3,000	2,734,477

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
3.50%, 09/01/38 - 09/01/53(f)	USD	1,725	$ 1,576,145
4.00%, 09/01/38 - 09/01/53(f)		1,100	1,022,688
4.50%, 09/01/53(f)		200	189,625
5.00%, 09/01/53(f)		11,725	11,368,899
5.50%, 09/01/53(f)		2,575	2,542,410
6.00%, 09/01/53(f)		1,775	1,779,646
			124,972,608
Total U.S. Government Sponsored Agency Securities — 8.2% (Cost: $132,660,265)			124,972,608
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	14,244,726
2.25%, 05/15/41 - 02/15/52		46,000	32,027,656
2.38%, 02/15/42		10,000	7,439,453
3.00%, 02/15/47		5,000	3,974,805
3.38%, 11/15/48		2,600	2,209,594
U.S. Treasury Inflation Indexed Notes, 1.25%, 04/15/28		9,155	8,812,568
U.S. Treasury Notes
2.50%, 03/31/27		35,000	32,796,094
1.88%, 02/28/29 - 02/15/32		33,000	28,436,758
2.38%, 05/15/29		16,000	14,492,500
0.63%, 08/15/30		5,000	3,939,648
Total U.S. Treasury Obligations — 9.7% (Cost: $175,541,658)			148,373,802
Total Long-Term Investments — 96.3% (Cost: $1,343,807,407)			1,471,836,517
	Shares
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(e)(g)	40,628,430	40,628,430
SL Liquidity Series, LLC, Money Market Series, 5.49%(e)(g)(h)	300,749	300,840
		40,929,270
Par (000)
U.S. Treasury Obligations(i) — 3.1%
U.S. Treasury Bills
4.88%, 10/26/23	USD	10,350	10,266,273
Security		Par (000)	Value
U.S. Treasury Obligations(i) (continued)
U.S. Treasury Bills
5.02%, 11/09/23	USD	7,000	$ 6,929,076
5.42%, 12/28/23		8,500	8,352,684
5.42%, 01/04/24		11,200	10,994,375
5.40%, 01/11/24		4,600	4,510,818
5.39%, 01/18/24		3,800	3,722,567
5.35%, 01/25/24		2,300	2,250,714
5.41%, 02/08/24		700	683,566
5.46%, 02/15/24		500	487,736
5.48%, 02/22/24		100	97,444
			48,295,253
Total Short-Term Securities — 5.8% (Cost: $89,241,757)			89,224,523
Total Investments Before TBA Sale Commitments — 102.1% (Cost: $1,433,049,164)			1,561,061,040
TBA Sale Commitments(f)
Mortgage-Backed Securities — (0.2)%
Ginnie Mae Mortgage-Backed Securities
3.00%, 09/01/53		(1,225)	(1,076,995)
5.50%, 09/01/53		(350)	(346,445)
Uniform Mortgage-Backed Securities
5.00%, 09/01/53		(1,300)	(1,260,518)
6.00%, 09/01/53		(175)	(175,458)
Total TBA Sale Commitments — (0.2)% (Proceeds: $(2,832,793))			(2,859,416)
Total Investments Net of TBA Sale Commitments — 101.9% (Cost: $1,430,216,371)			1,558,201,624
Liabilities in Excess of Other Assets — (1.9)%			(29,715,780)
Net Assets — 100.0%			$ 1,528,485,844
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(i)	Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares/ Investment Value Held at 08/31/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 23,714,417	$ 16,914,013(a)	$ —	$ —	$ —	$ 40,628,430	40,628,430	$ 522,437	$ —
iShares MSCI India ETF	4,331,004	—	(207,182)	(10,372)	245,120	4,358,570	99,126	8,316	—
iShares Russell 1000 Value ETF	28,599,541	—	—	—	1,993,616	30,593,157	192,434	—	—
SL Liquidity Series, LLC, Money Market Series	—	300,827(a)	—	13	—	300,840	300,749	946(b)	—
				$ (10,359)	$ 2,238,736	$ 75,880,997		$ 531,699	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	293	12/29/23	$ 59,715	$ 115,827
Short Contracts
S&P/Toronto Stock Exchange 60 Index	6	09/14/23	1,080	(15,139)
Mini MSCI EAFE Index	163	09/15/23	17,191	24,758
Mini MSCI Emerging Markets Index	198	09/15/23	9,695	310,872
S&P 500 E-Mini Index	208	09/15/23	46,966	(941,589)
U.S. Treasury Long-Term Bonds	180	12/19/23	21,904	(304,963)
U.S. Treasury Notes (10 Year)	183	12/19/23	20,319	(122,548)
U.S. Ultra Treasury Bonds	53	12/19/23	6,862	(107,339)
U.S. Ultra Treasury Bonds (10 Year)	202	12/19/23	23,454	(241,986)
U.S. Treasury Notes (5 Year)	617	12/29/23	65,971	(449,660)
				(1,847,594)
				$ (1,731,767)

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	26,551,912	USD	28,749,454	Goldman Sachs International	09/20/23	$ 69,836
USD	703,741	JPY	96,699,400	Bank of America N.A.	09/20/23	36,988
						$106,824
AUD	23,149,066	USD	15,483,808	Barclays Bank PLC	09/20/23	(473,279)
CAD	20,503,680	USD	15,317,428	Goldman Sachs International	09/20/23	(138,348)
USD	453,895	EUR	419,200	Goldman Sachs International	09/20/23	(1,102)
USD	444,619	GBP	353,700	Bank of America N.A.	09/20/23	(3,490)
						$(616,219)
						$ (509,395)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.40.V1	1.00%	Quarterly	06/20/28	USD	75,000	$ (1,313,927)	$ (645,280)	$ (668,647)
OTC Total Return Swaps
Paid by the Fund			Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR minus 0.02%, 5.31%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas S.A.	04/03/24	USD	109	$ (335,975)	$ —	$ (335,975)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 61,082	$ 2,870,118	$ —	$ 2,931,200
Air Freight & Logistics	192,894	1,125,680	—	1,318,574
Automobile Components	634,249	339,070	—	973,319
Automobiles	18,037,045	14,288,868	—	32,325,913
Banks	15,812,902	37,487,996	—	53,300,898
Beverages	18,171,973	5,005,775	—	23,177,748
Biotechnology	10,950,702	2,240,474	—	13,191,176
Broadline Retail	33,265,419	3,939,680	—	37,205,099
Building Products	1,818,654	165,164	—	1,983,818
Capital Markets	17,811,275	5,250,205	—	23,061,480
Chemicals	2,481,169	6,340,474	—	8,821,643
Commercial Services & Supplies	1,647,412	—	—	1,647,412
Communications Equipment	2,190,034	977,916	—	3,167,950
Construction & Engineering	11,485,411	800,140	—	12,285,551
Construction Materials	—	24,119	—	24,119
Consumer Finance	6,530,344	—	—	6,530,344
Consumer Staples Distribution & Retail	14,369,192	6,488,662	—	20,857,854
Containers & Packaging	398,210	—	—	398,210
Diversified Consumer Services	768,141	88,432	—	856,573
Diversified Telecommunication Services	—	3,143,276	—	3,143,276
Electric Utilities	896,916	6,383,260	—	7,280,176
Electrical Equipment	996,938	12,110,485	—	13,107,423
Electronic Equipment, Instruments & Components	2,652,537	3,115,062	—	5,767,599
Energy Equipment & Services	258,357	138,602	—	396,959
Entertainment	4,479,986	3,269,250	—	7,749,236
Financial Services	23,526,909	692,098	—	24,219,007
Food Products	6,321,795	11,403,570	—	17,725,365
Gas Utilities	—	135,876	—	135,876
Ground Transportation	4,358,448	—	—	4,358,448
Health Care Equipment & Supplies	19,685,887	81,703	—	19,767,590
Health Care Providers & Services	18,774,886	277,301	—	19,052,187
Health Care Technology	372,269	—	—	372,269
Hotel & Resort REITs	170	—	—	170
Hotels, Restaurants & Leisure	8,002,262	6,472,466	—	14,474,728
Household Durables	873,369	1,337,190	—	2,210,559
Household Products	2,542,135	—	—	2,542,135
Independent Power and Renewable Electricity Producers	421,619	42,157	—	463,776
Industrial Conglomerates	17,335,274	5,372,681	—	22,707,955
Industrial REITs	—	1,152,578	—	1,152,578
Insurance	17,867,171	9,156,553	—	27,023,724
Interactive Media & Services	34,068,528	8,733,821	—	42,802,349
IT Services	13,644,538	104,959	—	13,749,497
Leisure Products	—	860,138	—	860,138
Life Sciences Tools & Services	7,803,140	253,241	—	8,056,381
Machinery	10,493,989	3,664,720	—	14,158,709
Marine Transportation	—	1,394,973	—	1,394,973
Media	2,361,260	17,149	—	2,378,409
Metals & Mining	5,530,870	10,785,344	—	16,316,214
Multi-Utilities	953,868	5,005,933	—	5,959,801
Oil, Gas & Consumable Fuels	34,071,903	3,239,449	—	37,311,352
Paper & Forest Products	35,560	—	—	35,560
Passenger Airlines	160,737	2,283,659	—	2,444,396
Personal Care Products	554,682	2,420,267	—	2,974,949
Pharmaceuticals	18,632,794	26,683,340	—	45,316,134
Professional Services	5,526,472	9,682,466	—	15,208,938
Real Estate Management & Development	2,193,689	8,621,996	7,093	10,822,778

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Retail REITs	$ 561,061	$ 185,635	$ —	$ 746,696
Semiconductors & Semiconductor Equipment	37,617,401	12,191,322	—	49,808,723
Software	59,975,591	7,682,508	—	67,658,099
Specialized REITs	1,695,194	—	—	1,695,194
Specialty Retail	10,702,757	1,507,903	—	12,210,660
Technology Hardware, Storage & Peripherals	56,741,401	4,063,458	—	60,804,859
Textiles, Apparel & Luxury Goods	8,030,460	6,860,669	—	14,891,129
Trading Companies & Distributors	1,561,110	616,562	—	2,177,672
Transportation Infrastructure	506,518	669,491	—	1,176,009
Water Utilities	325,537	841,501	—	1,167,038
Wireless Telecommunication Services	514,805	1,779,609	—	2,294,414
Corporate Bonds	—	287,138,785	—	287,138,785
Investment Companies	34,951,727	—	—	34,951,727
Preferred Securities	4,267,841	—	—	4,267,841
Rights	766	—	—	766
U.S. Government Sponsored Agency Securities	—	124,972,608	—	124,972,608
U.S. Treasury Obligations	—	148,373,802	—	148,373,802
Short-Term Securities
Money Market Funds	40,628,430	—	—	40,628,430
U.S. Treasury Obligations	—	48,295,253	—	48,295,253
Liabilities
TBA Sale Commitments	—	(2,859,416)	—	(2,859,416)
	$ 680,105,665	$ 877,788,026	$ 7,093	1,557,900,784
Investments valued at NAV(a)				300,840
				$ 1,558,201,624
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 335,630	$ —	$ —	$ 335,630
Foreign Currency Exchange Contracts	—	106,824	—	106,824
Interest Rate Contracts	115,827	—	—	115,827
Liabilities
Credit Contracts	—	(668,647)	—	(668,647)
Equity Contracts	(956,728)	(335,975)	—	(1,292,703)
Foreign Currency Exchange Contracts	—	(616,219)	—	(616,219)
Interest Rate Contracts	(1,226,496)	—	—	(1,226,496)
	$ (1,731,767)	$ (1,514,017)	$ —	$ (3,245,784)
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Sustainable Balanced Fund, Inc.
Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced